UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                               MID CAP CORE FUND

           STYLE PURE SERIES  |  ANNUAL REPORT  |  NOVEMBER 30, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


        ---------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
        ---------------------------------------------------------------

            [PHOTO]                                     [PHOTO]

            Larry Weissman                        Susan Kempler
                  LARRY WEISSMAN,             SUSAN KEMPLER,
                  PORTFOLIO MANAGER           PORTFOLIO MANAGER

       Style Pure Series
 [GRAPHIC]

 Annual Report . November 30, 2003

 SMITH BARNEY
 MID CAP CORE FUND

      LARRY WEISSMAN, CFA

      Larry Weissman, CFA, has more than 18 years of securities business experience.

      Education: BS in Economics from Cornell University, MBA in Finance from Columbia University.

      SUSAN KEMPLER

      Susan Kempler has more than 16 years of securities business experience.

      Education: BS in Economics from Wharton School of Business, University of Pennsylvania.

      FUND OBJECTIVE

      The fund seeks long-term growth of capital by investing at least 80% of its assets in equity securities of medium-sized companies. Medium-sized companies are defined as companies whose market capitalizations are within the range of those in the S&P MidCap 400 Index at the time of the fund's investment.

      FUND FACTS

      FUND INCEPTION
      -----------------
      September 1, 1998

      What's Inside

      Letter from the Chairman.......................................  1
      Fund Performance...............................................  3
      Historical Performance.........................................  4
      Schedule of Investments........................................  5
      Statement of Assets and Liabilities............................  9
      Statement of Operations........................................ 10
      Statements of Changes in Net Assets............................ 11
      Notes to Financial Statements.................................. 12
      Financial Highlights........................................... 17
      Independent Auditors' Report................................... 20
      Additional Information......................................... 21

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

Although the Smith Barney Mid Cap Core Fund (Class A Shares) experienced double-digit gains over the fund's fiscal year ended November 30, 2003, these shares underperformed the fund's benchmark and its Lipper category average. Excluding sales charges, these shares gained 20.00% during this 12-month period. In comparison, the fund's benchmark, the unmanaged S&P MidCap 400 Index ("S&P MidCap")/i/, returned 27.89% and the fund's Lipper mid-cap growth funds category average returned 26.48% for the same time frame./1/


                            PERFORMANCE SNAPSHOT
                            AS OF NOVEMBER 30, 2003
                           (excluding sales charges)

                                             6 Months 12 Months
Class A Shares                                15.73%    20.00%
S&P MidCap 400 Index                          20.15%    27.89%
Lipper Mid-Cap Growth Funds Category Average  18.43%    26.48%

  All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other share classes will vary.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.

  Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 517 and 494 funds for the 6- and 12-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

At the start of the fund's fiscal year in December 2002, the stock market was negatively affected by uncertainty stemming from growing geopolitical tensions and a difficult economic environment. In March of 2003, business and economic fundamentals began to show signs of improvement which led to the end of the bear market for stocks that had dominated the previous three years. As the year progressed, new federal tax legislation provided an additional boost to consumers, in the form of significant near-term tax cuts. With key interest rates still hovering near record lows, real gross domestic product ("GDP")/ii/ growth began to accelerate and consumer confidence was reported at the highest level since the fall of 2002. These factors contributed to a solid stock market rally for the balance of the year.

/1/Lipper, Inc. is a major independent mutual-fund tracking organization. The return is based on the period ended November 30, 2003, calculated among 494 funds for the 12-month period, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

             1 Smith Barney Mid Cap Core Fund | 2003 Annual Report

At the end of November, the fund's largest sector concentrations were financials, information technology and health care. While we continue to emphasize these sectors, during the period we reduced the fund's weightings in financials and health care and increased exposure to information technology. We made these changes to the fund's weightings because we believed that financials in general could suffer if short-term interest rates rise and that healthcare should not be a beneficiary of faster overall economic growth. Another underlying reason for these changes was that we believed that if economic growth steadies, investors could move to the more cyclical areas of the economy such as information technology.

Top individual contributors to the fund's performance for the period included healthcare investments such as Gilead Sciences, Inc. and St. Jude Medical, Inc., as well as financials holding Doral Financial Corp. and information technology holdings ASML Holding N.V. and Lam Research Corp. While fund performance for the period was positive, some holdings negatively affected performance including healthcare stock Cephalon Inc., information technology holding Network Associates Inc., Ross Stores Inc. and Dollar Tree Stores Inc., both in consumer discretionary, and Arthur J. Gallagher & Co. in financials.

Special Shareholder Notice
It is with great sadness that we bring to your attention the passing of Alfred
J. Bianchetti, Trustee Emeritus, and James J. Crisona, Trustee Emeritus, of the fund. Messrs. Bianchetti and Crisona, who both passed away on September 4th, 2003, lived accomplished lives to the ages of 80 and 97, respectively. We will sorely miss their presence and will remember the dedicated service they provided to the fund's shareholders through their outstanding contributions as long-term members of the Board.

Information About Your Fund
In recent months, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 10, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of November 30, 2003 were: Bowater Inc. (2.23%); Smurfit-Stone Container Corp. (2.00%); AMBAC Financial Group, Inc. (1.98%); M&T Bank Corp. (1.83%); Integrated Device Technology, Inc. (1.82%); Gilead Sciences, Inc. (1.79%); The Valspar Corp. (1.75%); Murphy Oil Corp. (1.59%); Banknorth Group, Inc. (1.49%); Old Republic International Corp. (1.47%). Please refer to pages 5 through 8 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.
/i/ The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.
/ii/ Gross domestic product is a market value of goods and services produced by labor and property in a given country.

             2 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                          Without Sales Charges/(1)/
                                    ---------------------------------------
                                    Class 1 Class A Class B Class L Class Y
---------------------------------------------------------------------------
Twelve Months Ended 11/30/03         19.94%  20.00%  19.10%  19.10%  20.49%
--------------------------------------------------------------------------
Five Years Ended 11/30/03              N/A    9.92    9.11    9.11     N/A
--------------------------------------------------------------------------
Inception* through 11/30/03          (5.36)  13.22   12.38   12.38   10.30
--------------------------------------------------------------------------

                                            With Sales Charges/(2)/
                                    ---------------------------------------
                                    Class 1 Class A Class B Class L Class Y
---------------------------------------------------------------------------
Twelve Months Ended 11/30/03          9.76%  14.01%  14.10%  16.93%  20.49%
--------------------------------------------------------------------------
Five Years Ended 11/30/03              N/A    8.79    8.97    8.88     N/A
--------------------------------------------------------------------------
Inception* through 11/30/03          (7.94)  12.12   12.38   12.15   10.30
--------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                    Without Sales Charges/(1)/
------------------------------------------------------------------------------
Class 1 (Inception* through 11/30/03)                        (16.23)%
----------------------------------------------------------------------------
Class A (Inception* through 11/30/03)                         91.82
----------------------------------------------------------------------------
Class B (Inception* through 11/30/03)                         84.46
----------------------------------------------------------------------------
Class L (Inception* through 11/30/03)                         84.46
----------------------------------------------------------------------------
Class Y (Inception* through 11/30/03)                         63.16
----------------------------------------------------------------------------

 +The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
 * Inception date for Class A, B and L shares is September 1, 1998. Inception dates for Class 1 and Y shares are September 12, 2000 and December 3, 1998, respectively.

             3 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A, B and L Shares of the Smith Barney Mid
Cap Core Fund vs. S&P MidCap 400 Index+
--------------------------------------------------------------------------------
                        September 1998 -- November 2003

                                     [CHART]

               Smith Barney    Smith Barney    Smith Barney
                  Mid Cap        Mid Cap         Mid Cap
                Core Fund -     Core Fund -    Core Fund -    S&P MidCap 400
              Class A Shares  Class B Shares  Class L Shares       Index
              --------------  --------------  --------------  --------------
 Sep 1, 1998      $ 9,500        $10,000          $ 9,896        $10,000
    Nov 1998       11,358         11,930           11,806         12,505
    Nov 1999       15,261         15,918           15,743         15,178
    Nov 2000       18,251         18,891           18,694         17,552
    Nov 2001       17,094         17,557           17,374         17,856
    Nov 2002       15,186         15,488           15,326         16,747
Nov 30, 2003       18,223         18,446           18,254         21,418


+Hypothetical illustration of $10,000 invested in Class A, B and L shares on September 1, 1998 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, through November 30, 2003. The S&P MidCap 400 Index is a market-value weighted index, consisting of 400 domestic stocks chosen for market size liquidating and industry group representation. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A, B and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

             4 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                       NOVEMBER 30, 2003


  SHARES                       SECURITY                         VALUE
--------------------------------------------------------------------------
COMMON STOCK -- 96.0%
Aerospace and Defense -- 1.0%
    251,210 Alliant Techsystems Inc.*                      $    12,819,246
--------------------------------------------------------------------------
Air Freight and Couriers -- 0.5%
    154,225 Expeditors International of Washington, Inc.         6,020,944
--------------------------------------------------------------------------
Banks -- 6.4%
    565,250 Banknorth Group, Inc.                               18,523,243
    425,150 Investors Financial Services Corp.                  15,679,532
    242,500 M&T Bank Corp.                                      22,763,475
    462,700 National Commerce Financial Corp.                   12,946,346
    147,700 Zions Bancorp.                                       9,108,659
--------------------------------------------------------------------------
                                                                79,021,255
--------------------------------------------------------------------------
Biotechnology -- 2.9%
    380,005 Gilead Sciences, Inc.*+                             22,298,693
    571,250 MedImmune, Inc.*                                    13,595,750
--------------------------------------------------------------------------
                                                                35,894,443
--------------------------------------------------------------------------
Building Products -- 1.2%
    146,100 American Standard Cos. Inc.*                        14,566,170
--------------------------------------------------------------------------
Chemicals -- 1.7%
    450,325 The Valspar Corp.                                   21,728,181
--------------------------------------------------------------------------
Commercial Services and Supplies -- 2.7%
    293,425 DST Systems, Inc.*                                  10,950,621
    303,550 Manpower Inc.                                       14,248,637
    239,843 Weight Watchers International, Inc.*                 8,859,800
--------------------------------------------------------------------------
                                                                34,059,058
--------------------------------------------------------------------------
Communications Equipment -- 1.3%
  1,354,475 3Com Corp.*                                         10,131,473
  1,084,725 ADC Telecommunications, Inc.*                        2,668,424
    459,650 CIENA Corp.*                                         3,254,322
--------------------------------------------------------------------------
                                                                16,054,219
--------------------------------------------------------------------------
Computers and Peripherals -- 0.8%
    364,900 Electronics for Imaging, Inc.*                      10,071,240
--------------------------------------------------------------------------
Construction and Engineering -- 1.4%
    373,245 Jacobs Engineering Group Inc.*                      17,146,875
--------------------------------------------------------------------------
Containers and Packaging -- 2.8%
    424,925 Pactiv Corp.*                                        9,535,317
  1,518,700 Smurfit-Stone Container Corp.*                      24,845,932
--------------------------------------------------------------------------
                                                                34,381,249
--------------------------------------------------------------------------
Distributors -- 0.6%
    220,900 CarMax, Inc.*                                        7,274,237
--------------------------------------------------------------------------
Diversified Financials -- 3.1%
    137,075 The First Marblehead Corp.*                          3,255,531
    502,575 Jefferies Group, Inc.                               15,720,546
    486,300 Providian Financial Corp.*                           5,495,190
    628,565 Waddell & Reed Financial, Inc., Class A Shares      13,885,001
--------------------------------------------------------------------------
                                                                38,356,268
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

             5 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003


  SHARES                       SECURITY                          VALUE
-----------------------------------------------------------------------------
Electric Utilities -- 1.7%
    295,150 Puget Energy, Inc.                              $     6,862,238
    427,250 Wisconsin Energy Corp.                               13,971,075
---------------------------------------------------------------------------
                                                                 20,833,313
---------------------------------------------------------------------------
Electrical Equipment -- 0.9%
    339,025 Rockwell Automation, Inc.                            11,272,581
---------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.5%
    226,250 Diebold, Inc.                                        12,002,562
    258,600 Jabil Circuit, Inc.*                                  7,114,086
---------------------------------------------------------------------------
                                                                 19,116,648
---------------------------------------------------------------------------
Energy Equipment and Services -- 4.0%
    300,890 Cooper Cameron Corp.*                                13,061,635
    558,600 GlobalSantaFe Corp.                                  12,009,900
    300,825 Nabors Industries, Ltd.*                             11,166,624
    375,150 Smith International, Inc.*                           14,083,131
---------------------------------------------------------------------------
                                                                 50,321,290
---------------------------------------------------------------------------
Food and Drug Retailing -- 1.2%
    336,415 Performance Food Group Co.*                          13,224,474
    110,775 Wild Oats Markets, Inc.*                              1,256,188
---------------------------------------------------------------------------
                                                                 14,480,662
---------------------------------------------------------------------------
Food Products -- 0.9%
    421,825 Hormel Foods Corp.                                   11,309,128
---------------------------------------------------------------------------
Gas Utilities -- 0.8%
    548,850 Southern Union Co.*                                  10,032,978
---------------------------------------------------------------------------
Healthcare Equipment and Supplies -- 2.1%
    256,700 DENTSPLY International Inc.                          11,559,201
    229,175 St. Jude Medical, Inc.*                              14,515,944
---------------------------------------------------------------------------
                                                                 26,075,145
---------------------------------------------------------------------------
Healthcare Providers and Services -- 3.2%
    410,300 Caremark Rx, Inc.*                                   10,955,010
    179,200 Henry Schein, Inc.*                                  12,058,368
    310,350 Universal Health Services, Inc., Class B Shares      16,687,520
---------------------------------------------------------------------------
                                                                 39,700,898
---------------------------------------------------------------------------
Hotels Restaurants and Leisure -- 0.6%
    281,100 Landry's Restaurants, Inc.                            6,892,572
---------------------------------------------------------------------------
Household Durables -- 1.4%
    152,100 Fortune Brands, Inc.                                 10,391,472
     94,250 Mohawk Industries Inc.*                               6,793,540
---------------------------------------------------------------------------
                                                                 17,185,012
---------------------------------------------------------------------------
Insurance -- 6.3%
    359,297 Ambac Financial Group, Inc.++                        24,701,669
    315,550 IPC Holdings, Ltd.                                   11,836,280
    494,300 Old Republic International Corp.                     18,318,758
    206,400 PartnerRe Ltd.                                       11,500,608
    378,075 Willis Group Holdings Ltd.                           12,495,379
---------------------------------------------------------------------------
                                                                 78,852,694
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

             6 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003


  SHARES                       SECURITY                         VALUE
--------------------------------------------------------------------------
Leisure Equipment and Products -- 1.0%
    412,375 Marvel Enterprises, Inc.*                      $    11,859,905
--------------------------------------------------------------------------
Machinery -- 6.5%
    130,450 Eaton Corp.                                         13,435,046
    339,240 IDEX Corp.                                          13,393,195
    376,525 Kennametal Inc.                                     14,473,621
    267,725 Navistar International Corp.*                       11,538,948
    633,325 Pall Corp.                                          16,225,786
    219,350 SPX Corp.*                                          11,910,705
--------------------------------------------------------------------------
                                                                80,977,301
--------------------------------------------------------------------------
Media -- 5.8%
     11,340 Citadel Broadcasting Co.*                              216,594
    195,950 The E.W. Scripps Co., Class A Shares                18,039,157
    280,100 Getty Images, Inc.*                                 12,156,340
    507,725 Harte-Hanks, Inc.                                   10,931,319
    591,135 Imax Corp.*                                          4,681,789
    259,950 Meredith Corp.                                      12,449,006
     16,785 Washington Post Co., Class B Shares                 13,485,908
--------------------------------------------------------------------------
                                                                71,960,113
--------------------------------------------------------------------------
Metals and Mining -- 0.5%
    198,575 Inco Ltd.*                                           6,813,108
--------------------------------------------------------------------------
Oil and Gas -- 2.6%
    331,250 Murphy Oil Corp.                                    19,851,812
    291,880 Newfield Exploration Co.*                           11,937,892
--------------------------------------------------------------------------
                                                                31,789,704
--------------------------------------------------------------------------
Paper and Forest Products -- 2.2%
    678,725 Bowater Inc.+                                       27,759,853
--------------------------------------------------------------------------
Personal Products -- 2.2%
    251,145 Alberto-Culver Co., Class B Shares                  15,337,425
    313,550 The Estee Lauder Cos., Inc., Class A Shares         11,914,900
--------------------------------------------------------------------------
                                                                27,252,325
--------------------------------------------------------------------------
Pharmaceuticals -- 2.1%
    224,150 Medicis Pharmaceutical Corp., Class A Shares        14,767,002
    376,825 NPS Pharmaceuticals, Inc.*                          11,372,578
--------------------------------------------------------------------------
                                                                26,139,580
--------------------------------------------------------------------------
Road and Rail -- 2.1%
    383,150 C.H. Robinson Worldwide, Inc.                       15,069,290
    471,025 Heartland Express, Inc.                             11,431,777
--------------------------------------------------------------------------
                                                                26,501,067
--------------------------------------------------------------------------
Semiconductor Equipment and Products -- 5.4%
    266,475 Actel Corp.*                                         7,304,080
    648,175 ASML Holding N.V., New York Registered Shares*      12,198,654
  1,202,685 Integrated Device Technology, Inc.*                 22,670,612
    225,750 International Rectifier Corp.*                      12,330,465
    391,650 Lam Research Corp.*                                 12,532,800
--------------------------------------------------------------------------
                                                                67,036,611
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

             7 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                           NOVEMBER 30, 2003


  SHARES                        SECURITY                           VALUE
-----------------------------------------------------------------------------
Software -- 7.5%
    599,825 Amdocs Ltd.*                                       $   15,007,622
  1,300,450 BEA Systems, Inc.*                                     16,515,715
    286,935 Mercury Interactive Corp.*                             13,428,558
    970,775 Novell, Inc.*                                           9,222,362
  1,025,575 Quest Software, Inc.*                                  15,229,789
    770,800 Siebel Systems, Inc.*                                  10,159,144
    398,825 Take-Two Interactive Software, Inc.*                   13,201,108
----------------------------------------------------------------------------
                                                                   92,764,298
----------------------------------------------------------------------------
Specialty Retail -- 3.5%
    202,015 CDW Corp.                                              12,070,396
    651,475 Christopher & Banks Corp.                              17,622,399
    586,725 PETsMART, Inc.                                         14,175,276
----------------------------------------------------------------------------
                                                                   43,868,071
----------------------------------------------------------------------------
Textiles and Apparel -- 1.0%
    223,240 Carter's, Inc.*                                         6,067,663
    160,375 Coach, Inc.*                                            6,389,340
----------------------------------------------------------------------------
                                                                   12,457,003
----------------------------------------------------------------------------
Trading Companies and Distributors -- 1.4%
    351,200 Fastenal Co.                                           17,447,616
----------------------------------------------------------------------------
Water Utilities -- 1.2%
    538,350 Philadelphia Suburban Corp.                            14,578,518
----------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $1,001,032,686)                            1,192,671,379
----------------------------------------------------------------------------

   FACE
  AMOUNT                        SECURITY                           VALUE
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.0%
$49,837,000 Morgan Stanley, 1.000% due 12/1/03; Proceeds at
              maturity -- $49,841,153; (Fully collateralized
              by various U.S. Treasury obligations, 0.000% to
              6.250% due 2/15/04 to 2/15/31; Market value --
              $51,001,572) (Cost -- $49,837,000)                   49,837,000
----------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $1,050,869,686**)                         $1,242,508,379
----------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is segregated for open futures contracts commitments.
++All or a portion of this security is held as collateral for futures contracts commitments.
**Aggregate cost for Federal income tax purposes is $1,053,669,512.


                      See Notes to Financial Statements.

             8 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                           NOVEMBER 30, 2003


ASSETS:
  Investments, at value (Cost -- $1,050,869,686)             $1,242,508,379
  Cash                                                                  835
  Receivable for securities sold                                 20,490,158
  Receivable for Fund shares sold                                 1,451,326
  Dividends and interest receivable                                 744,504
  Receivable from broker -- variation margin                         77,700
---------------------------------------------------------------------------
  Total Assets                                                1,265,272,902
---------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               18,600,239
  Management fee payable                                            759,092
  Payable for Fund shares reacquired                                261,066
  Distribution plan fees payable                                    239,122
  Accrued expenses                                                  438,333
---------------------------------------------------------------------------
  Total Liabilities                                              20,297,852
---------------------------------------------------------------------------
Total Net Assets                                             $1,244,975,050
---------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                 $       64,254
  Capital paid in excess of par value                         1,114,631,404
  Accumulated net realized loss from investment
   transactions and futures contracts                           (62,786,016)
  Net unrealized appreciation of investments and futures
   contracts                                                    193,065,408
---------------------------------------------------------------------------
Total Net Assets                                             $1,244,975,050
---------------------------------------------------------------------------
Shares Outstanding:
  Class 1                                                           266,678
----------------------------------------------------------------------------
  Class A                                                        17,927,637
----------------------------------------------------------------------------
  Class B                                                        23,141,729
----------------------------------------------------------------------------
  Class L                                                        18,642,727
----------------------------------------------------------------------------
  Class Y                                                         4,275,669
----------------------------------------------------------------------------
Net Asset Value:
  Class 1 (and redemption price)                                     $19.91
----------------------------------------------------------------------------
  Class A (and redemption price)                                     $19.86
----------------------------------------------------------------------------
  Class B *                                                          $19.08
----------------------------------------------------------------------------
  Class L *                                                          $19.08
----------------------------------------------------------------------------
  Class Y (and redemption price)                                     $20.23
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class 1 (net asset value plus 9.29% of net asset value
   per share)                                                        $21.76
----------------------------------------------------------------------------
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $20.90
----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $19.27
---------------------------------------------------------------------------

 *Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00%
  CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

             9 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED NOVEMBER 30, 2003


INVESTMENT INCOME:
  Dividends                                                   $  8,550,561
  Interest                                                         328,811
  Less: Foreign withholding tax                                    (34,600)
-------------------------------------------------------------------------
  Total Investment Income                                        8,844,772
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        7,984,780
  Distribution plan fees (Note 6)                                7,652,848
  Shareholder servicing fees (Note 6)                            1,602,252
  Shareholder communications (Note 6)                              108,851
  Registration fees                                                 81,089
  Custody                                                           66,529
  Audit and legal                                                   55,271
  Trustees' fees                                                    45,575
  Other                                                             37,598
-------------------------------------------------------------------------
  Total Expenses                                                17,634,793
-------------------------------------------------------------------------
Net Investment Loss                                             (8,790,021)
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
  Realized Gain From:
   Investment transactions                                      84,356,528
   Futures contracts                                             3,989,096
-------------------------------------------------------------------------
  Net Realized Gain                                             88,345,624
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments and
  Futures Contracts:
   Beginning of year                                            71,958,944
   End of year                                                 193,065,408
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      121,106,464
-------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                  209,452,088
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $200,662,067
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

            10 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS            FOR THE YEARS ENDED NOVEMBER 30,



                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                              $   (8,790,021) $  (10,245,004)
  Net realized gain (loss)                             88,345,624    (104,044,236)
  Increase (decrease) in net unrealized
   appreciation                                       121,106,464     (34,920,993)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                         200,662,067    (149,210,233)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                    175,636,113     229,761,805
  Cost of shares reacquired                          (177,862,442)   (244,412,869)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                        (2,226,329)    (14,651,064)
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     198,435,738    (163,861,297)

NET ASSETS:
  Beginning of year                                 1,046,539,312   1,210,400,609
---------------------------------------------------------------------------------
  End of year                                      $1,244,975,050  $1,046,539,312
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            11 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Smith Barney Mid Cap Core Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Classic Values Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the closing bid and asked prices. Investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian;
(i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At November 30, 2003, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $8,790,021 was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this adjustment;
(j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The Fund may from time to time enter into futures contracts in order to hedge market or currency risk.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of Fund's the average daily net assets. This fee is calculated daily and paid monthly.

            12 Smith Barney Mid Cap Core Fund | 2003 Annual Report

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $1,023,707 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There are maximum initial sales charges of 8.50%, 5.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended November 30, 2003, CGM and its affiliates received sales charges of approximately $11,000, $1,262,000 and $317,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the year ended November 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                      Class B  Class L
------------------------------------------------------
CDSCs                                 $827,000 $24,000
------------------------------------------------------

For the year ended November 30, 2003, CGM and its affiliates received brokerage commissions of $108,717.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:


--------------------------------------------------
Purchases                           $1,080,093,096
--------------------------------------------------
Sales                                1,081,030,523
--------------------------------------------------

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

------------------------------------------------
Gross unrealized appreciation       $207,571,843
Gross unrealized depreciation        (18,732,976)
------------------------------------------------
Net unrealized appreciation         $188,838,867
------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

            13 Smith Barney Mid Cap Core Fund | 2003 Annual Report

5. Futures Contracts
Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to typically hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund had the following open futures contracts:

                        Number of                          Market    Unrealized
                        Contracts Expiration Basis Value   Value        Gain
-------------------------------------------------------------------------------
Purchased Contracts:
S&P MidCap 400 Index       148      12/03    $40,534,985 $41,961,700 $1,426,715
------------------------------------------------------------------------------

6. Class Specific Expenses
Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each class, respectively. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended November 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                 Class A   Class B    Class L
-------------------------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees                $736,305 $3,885,273 $3,031,270
-------------------------------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Servicing fees were as follows:

                                     Class 1 Class A  Class B  Class L  Class Y
------------------------------------------------------------------------------
Shareholder Servicing Fees           $17,108 $483,292 $615,292 $486,392  $168
------------------------------------------------------------------------------

For the year ended November 30, 2003, total Shareholder Communication expenses were as follows:

                                         Class 1 Class A Class B Class L Class Y
-------------------------------------------------------------------------------
Shareholder Communication Expenses        $515   $30,626 $49,135 $28,536   $39
-------------------------------------------------------------------------------

7. Shares of Beneficial Interest
At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

            14 Smith Barney Mid Cap Core Fund | 2003 Annual Report

Transactions in shares of each class were as follows:

                            Year Ended                Year Ended
                         November 30, 2003         November 30, 2002
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
-----------------------------------------------------------------------
Class 1
Shares sold              39,433  $    650,527      82,873  $  1,490,931
Shares reacquired       (41,495)     (696,455)    (43,246)     (758,864)
-----------------------------------------------------------------------
Net Increase
 (Decrease)              (2,062) $    (45,928)     39,627  $    732,067
-----------------------------------------------------------------------
Class A
Shares sold           4,169,020  $ 70,659,309   4,188,152  $ 75,952,372
Shares reacquired    (2,835,088)  (47,941,997) (3,793,130)  (66,143,620)
-----------------------------------------------------------------------
Net Increase          1,333,932  $ 22,717,312     395,022  $  9,808,752
-----------------------------------------------------------------------
Class B
Shares sold           3,069,209  $ 49,776,046   4,600,127  $ 81,050,262
Shares reacquired    (4,401,914)  (70,836,097) (5,294,068)  (88,907,034)
-----------------------------------------------------------------------
Net Decrease         (1,332,705) $(21,060,051)   (693,941) $ (7,856,772)
-----------------------------------------------------------------------
Class L
Shares sold           3,282,244  $ 53,938,276   4,005,616  $ 71,084,923
Shares reacquired    (3,301,880)  (53,206,815) (4,122,074)  (69,004,326)
-----------------------------------------------------------------------
Net Increase
 (Decrease)             (19,636) $    731,461    (116,458) $  2,080,597
-----------------------------------------------------------------------
Class Y
Shares sold              34,017  $    611,955       9,484  $    183,317
Shares reacquired      (318,781)   (5,181,078) (1,103,662)  (19,599,025)
-----------------------------------------------------------------------
Net Decrease           (284,764) $ (4,569,123) (1,094,178) $(19,415,708)
-----------------------------------------------------------------------

8. Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $58,559,000 of unused capital loss carryforwards available to offset future capital gains, expiring on November 30, 2010. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

9. Income Tax Information

At November 30, 2003, the tax basis components of distributable earnings were:

------------------------------------------------
Accumulated capital losses          $(58,559,480)
------------------------------------------------
Unrealized appreciation              188,838,867
------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sales loss deferrals, and mark to market of derivative contracts.

For the year ended November 30, 2003, the Fund did not make any distributions.

            15 Smith Barney Mid Cap Core Fund | 2003 Annual Report

10. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            16 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 FINANCIAL HIGHLIGHTS



For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class 1 Shares                              2003/(1)/   2002/(1)/   2001/(1)/    2000/(1)(2)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $16.60       $18.70      $19.91        $25.17
-----------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.08)       (0.09)       0.03          0.04
 Net realized and unrealized gain (loss)     3.39        (2.01)      (1.24)        (3.97)
-----------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.31        (2.10)      (1.21)        (3.93)
-----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --           --          --            --
 Net realized gains                            --           --          --         (1.33)
-----------------------------------------------------------------------------------------
Total Distributions                            --           --          --         (1.33)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $19.91       $16.60      $18.70        $19.91
-----------------------------------------------------------------------------------------
Total Return                                19.94%      (11.23)%     (6.08)%      (16.23)%++
-----------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $5,309       $4,461      $4,284        $3,542
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.27%        1.25%       0.89%         0.88%+
 Net investment income (loss)               (0.44)       (0.49)       0.15          0.72+
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                       104%          87%         49%           69%
-----------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period September 12, 2000 (inception date) to November 30, 2000. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

            17 Smith Barney Mid Cap Core Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                           2003/(1)/ 2002/(1)/  2001/(1)/  2000/(1)/ 1999/(1)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $16.55    $18.63     $19.89     $17.74    $13.63
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)               (0.07)    (0.08)     (0.02)      0.07      0.04
 Net realized and unrealized gain (loss)     3.38     (2.00)     (1.24)      3.55      4.63
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.31     (2.08)     (1.26)      3.62      4.67
--------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --        --         --         --     (0.01)
 Net realized gains                            --        --         --      (1.47)    (0.55)
--------------------------------------------------------------------------------------------
Total Distributions                            --        --         --      (1.47)    (0.56)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $19.86    $16.55     $18.63     $19.89    $17.74
--------------------------------------------------------------------------------------------
Total Return                                20.00%   (11.16)%    (6.33)%    19.59%    34.36%
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $355,954  $274,613   $301,707   $282,739  $130,534
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.22%     1.19%      1.16%      1.15%     1.16%
 Net investment income (loss)               (0.39)    (0.43)     (0.12)      0.31      0.21
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       104%       87%        49%        69%       61%
--------------------------------------------------------------------------------------------

Class B Shares                           2003/(1)/ 2002/(1)/  2001/(1)/  2000/(1)/ 1999/(1)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $16.02    $18.16     $19.54     $17.58    $13.60
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.18)    (0.20)     (0.17)     (0.10)    (0.09)
 Net realized and unrealized gain (loss)     3.24     (1.94)     (1.21)      3.53      4.62
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.06     (2.14)     (1.38)      3.43      4.53
--------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --        --         --         --        --
 Net realized gains                            --        --         --      (1.47)    (0.55)
--------------------------------------------------------------------------------------------
Total Distributions                            --        --         --      (1.47)    (0.55)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $19.08    $16.02     $18.16     $19.54    $17.58
--------------------------------------------------------------------------------------------
Total Return                                19.10%   (11.78)%    (7.06)%    18.68%    33.43%
--------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $441,492  $391,990   $456,946   $456,844  $245,317
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.94%     1.91%      1.94%      1.90%     1.90%
 Net investment loss                        (1.11)    (1.15)     (0.89)     (0.44)    (0.54)
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       104%       87%        49%        69%       61%
--------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

            18 Smith Barney Mid Cap Core Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class L Shares                           2003/(1)/ 2002/(1)/  2001/(1)/  2000/(1)/  1999/(1)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $16.02    $18.16     $19.54     $17.57     $13.60
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                        (0.18)    (0.20)     (0.16)     (0.10)     (0.09)
 Net realized and unrealized gain (loss)     3.24     (1.94)     (1.22)      3.54       4.61
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.06     (2.14)     (1.38)      3.44       4.52
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --        --         --         --         --
 Net realized gains                            --        --         --      (1.47)     (0.55)
-----------------------------------------------------------------------------------------------
Total Distributions                            --        --         --      (1.47)     (0.55)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $19.08    $16.02     $18.16     $19.54     $17.57
-----------------------------------------------------------------------------------------------
Total Return                                19.10%   (11.78)%    (7.06)%    18.75%     33.35%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $355,703  $298,914   $341,072   $305,297   $167,671
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.93%     1.94%      1.90%      1.90%      1.90%
 Net investment loss                        (1.10)    (1.18)     (0.86)     (0.44)     (0.54)
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       104%       87%        49%        69%        61%
-----------------------------------------------------------------------------------------------

Class Y Shares                           2003/(1)/ 2002/(1)/  2001/(1)/  2000/(1)/ 1999/(1)(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $16.79    $18.82     $20.02     $17.78     $13.65
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                0.01     (0.00)*     0.05       0.14       0.08
 Net realized and unrealized gain (loss)     3.43     (2.03)     (1.25)      3.57       4.61
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          3.44     (2.03)     (1.20)      3.71       4.69
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         --        --         --         --      (0.01)
 Net realized gains                            --        --         --      (1.47)     (0.55)
-----------------------------------------------------------------------------------------------
Total Distributions                            --        --         --      (1.47)     (0.56)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $20.23    $16.79     $18.82     $20.02     $17.78
-----------------------------------------------------------------------------------------------
Total Return                               20.49 %   (10.79)%    (5.99)%    20.06%     34.49%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $86,517   $76,561   $106,392   $123,489   $112,075
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    0.76%     0.77%      0.78%      0.82%      0.82%+
 Net investment income (loss)                0.07     (0.02)      0.28       0.63       0.50+
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       104%       87%        49%        69%        61%
-----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  For the period December 3, 1998 (inception date) to November 30, 1999.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

            19 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Trustees of
Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Mid Cap Core Fund ("Fund") of Smith Barney Investment Trust ("Trust") as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

New York, New York
January 13, 2004

            20 Smith Barney Mid Cap Core Fund | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers
The business and affairs of the Smith Barney Mid Cap Core Fund ("Fund") are managed under the direction of the Smith Barney Investment Trust's ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                              Number of
                                               Term of                                      Portfolios in
                                             Office* and                                    Fund Complex       Other Board
                            Position(s) Held  Length of       Principal Occupation(s)        Overseen by     Memberships Held
Name, Address, and Age         with Fund     Time Served        During Past 5 Years            Trustee          by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Herbert Barg**                  Trustee         Since    Retired                                 42                None
1460 Drayton Lane                               1995
Wynnewood, PA 19096
Age 80

Dwight B. Crane                 Trustee         Since    Professor, Harvard Business School      49                None
Harvard Business School                         1995
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Burt N. Dorsett                 Trustee         Since    President of Dorsett McCabe             27                None
201 East 62nd Street                            1991     Capital Management Inc.;
New York, NY 10021                                       Chief Investment Officer of Leeb
Age 73                                                   Capital Management, Inc.
                                                         (since 1999)

Elliot S. Jaffe                 Trustee         Since    Chairman of the Board                   27       The Dress Barn Inc.;
The Dress Barn Inc.                             1991     of The Dress Barn Inc.                           Zweig Total Return
Executive Office                                                                                          Fund; Zweig Fund, Inc.
30 Dunnigan Drive
Suffern, NY 10901
Age 77

Stephen E. Kaufman              Trustee         Since    Attorney                                55                None
Stephen E. Kaufman PC                           1995
277 Park Avenue, 47th Floor
New York, NY 10172
Age 71

Joseph J. McCann                Trustee         Since    Retired                                 27                None
200 Oak Park Place                              1995
Suite One
Pittsburgh, PA 15243
Age 74

Cornelius C. Rose, Jr.          Trustee         Since    Chief Executive Officer --              27                None
P.O. Box 5388                                   1991     Performance Learning Systems
West Lebanon, NH 03784
Age 71

            21 Smith Barney Mid Cap Core Fund | 2003 Annual Report

                                                                                                  Number of
                                                 Term of                                        Portfolios in
                                               Office* and                                      Fund Complex    Other Board
                             Position(s) Held   Length of        Principal Occupation(s)         Overseen by  Memberships Held
Name, Address, and Age          with Fund      Time Served         During Past 5 Years             Trustee       by Trustee
------------------------------------------------------------------------------------------------------------------------------
Interested Trustee:

R. Jay Gerken, CFA***        Chairman,            Since    Managing Director of Citigroup            221            None
Citigroup Asset Management   President            2002     Global Markets Inc. ("CGM");
("CAM")                      and Chief                     Chairman, President and Chief
399 Park Avenue, 4th Floor   Executive Officer             Executive Officer of Smith Barney
New York, NY 10022                                         Fund Management LLC ("SBFM"),
Age 52                                                     Travelers Investment Adviser, Inc.
                                                           ("TIA") and Citi Fund Management
                                                           Inc. ("CFM"); President and Chief
                                                           Executive Officer of certain mutual
                                                           funds associated with Citigroup
                                                           Inc. ("Citigroup"); Formerly
                                                           Portfolio Manager of Smith Barney
                                                           Allocation Series Inc. (from 1996 to
                                                           2001) and Smith Barney Growth
                                                           and Income Fund (from 1996 to
                                                           2000)

Officers:

Andrew B. Shoup              Senior Vice          Since    Director of CAM; Senior Vice              N/A            N/A
CAM                          President and        2003     President and Chief Administrative
125 Broad Street, 10th Floor Chief                         Officer of mutual funds associated
New York, NY 10004           Administrative                with Citigroup; Head of
Age 47                       Officer                       International Funds Administration
                                                           of CAM (from 2001 to 2003);
                                                           Director of Global Funds
                                                           Administration of CAM (from 2000
                                                           to 2001); Head of U.S. Citibank
                                                           Funds Administration of CAM
                                                           (from 1998 to 2000)

Richard L. Peteka            Chief Financial      Since    Director of CGM; Chief Financial          N/A            N/A
CAM                          Officer and          2002     Officer and Treasurer of certain
125 Broad Street, 11th Floor Treasurer                     mutual funds affiliated with
New York, NY 10004                                         Citigroup; Director and Head of
Age 42                                                     Internal Control for CAM U.S.
                                                           Mutual Fund Administration (from
                                                           1999 to 2002); Vice President,
                                                           Head of Mutual Fund
                                                           Administration and Treasurer at
                                                           Oppenheimer Capital (from 1996
                                                           to 1999)

            22 Smith Barney Mid Cap Core Fund | 2003 Annual Report

                                                                                               Number of
                                                Term of                                      Portfolios in
                                              Office* and                                    Fund Complex    Other Board
                             Position(s) Held  Length of       Principal Occupation(s)        Overseen by  Memberships Held
Name, Address, and Age          with Fund     Time Served        During Past 5 Years            Trustee       by Trustee
---------------------------------------------------------------------------------------------------------------------------
Lawrence B. Weissman, CFA     Vice President     Since    Managing Director of CGM;               N/A            N/A
CAM                           and Investment     1999     Investment Officer of SBFM
100 First Stamford Place      Officer
Stamford, CT 06902
Age 42

Susan Kempler                 Vice President     Since    Managing Director of CGM;               N/A            N/A
CAM                           and Investment     2001     Investment Officer of SBFM
399 Park Avenue, 4th floor    Officer
New York, NY 10022
Age 44

Kaprel Ozsolak                Controller         Since    Vice President of CGM; Controller       N/A            N/A
CAM                                              2002     of certain funds associated with
125 Broad Street, 11th Floor                              Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel             Secretary and      Since    Managing Director and General           N/A            N/A
CAM                           Chief Legal        2003     Counsel of Global Mutual Funds
300 First Stamford Place      Officer                     for CAM and its predecessor (since
4th Floor                                                 1994); Secretary of CFM; Secretary
Stamford, CT 06902                                        and Chief Legal Officer of mutual
Age 48                                                    funds associated with Citigroup


--------
 * Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Barg became Trustee Emeritus on December 31, 2003.
***Mr. Gerken is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

            23 Smith Barney Mid Cap Core Fund | 2003 Annual Report

                                 SMITH BARNEY
                               MID CAP CORE FUND



         TRUSTEES                        INVESTMENT MANAGER
         Herbert Barg*                   Smith Barney Fund
         Dwight B. Crane                   Management LLC
         Burt N. Dorsett
         R. Jay Gerken, CFA              DISTRIBUTORS
           Chairman                      Citigroup Global Markets Inc.
         Elliot S. Jaffe                 PFS Distributors, Inc.
         Stephen E. Kaufman
         Joseph J. McCann                CUSTODIAN
         Cornelius C. Rose, Jr.          State Street Bank and
                                           Trust Company
         OFFICERS
         R. Jay Gerken, CFA              TRANSFER AGENT
         President and                   Citicorp Trust Bank, fsb.
         Chief Executive Officer         125 Broad Street, 11th Floor
                                         New York, New York 10004
         Andrew B. Shoup
         Senior Vice President and       SUB-TRANSFER AGENTS
         Chief Administrative Officer    PFPC Inc.
                                         P.O. Box 9699
         Richard L. Peteka               Providence, Rhode Island
         Chief Financial Officer         02940-9699
         and Treasurer
                                         Primerica Shareholder Services
         Lawrence B. Weissman, CFA       P.O. Box 9662
         Vice President and              Providence, Rhode Island
         Investment Officer              02940-9662

         Susan Kempler
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Robert I. Frenkel
         Secretary and
         Chief Legal Officer

         *Mr. Barg became Trustee
          Emeritus on December 31, 2003.

   Smith Barney Investment Trust



   Smith Barney Mid Cap Core Fund
   The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.


 This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Mid Cap Core Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MID CAP CORE FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD01593 1/04                                                            03-5872

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

         Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Smith Barney Investment Trust

Date: January 30, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Smith Barney Investment Trust

Date: January 30, 2004

By:    /s/ Richard L. Peteka
       (Richard L. Peteka)
       Chief Financial Officer of
       Smith Barney Investment Trust

Date: January 30, 2004